As filed with the U.S. Securities and Exchange Commission on July 22, 2019

File Nos. 811-22378

333-164298

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	72	[X]

	and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]

Amendment No.	79	[X]
(Check appropriate box or boxes)

DOUBLELINE FUNDS TRUST

(Exact name of Registrant as Specified in Charter)

333 South Grand Avenue, Suite 1800

Los Angeles, CA 90071

(Address of Principal Executive Offices)

(213) 633-8200

(Registrant’s Telephone Number, including Area Code)

Ronald R. Redell

President

DoubleLine Funds Trust

333 South Grand Avenue, Suite 1800

Los Angeles, CA 90071

(Name and address of agent for Service)

With copies to:

Timothy W. Diggins, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

As soon as practicable after this Registration Statement is declared effective.

(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box)

 [ ]           Immediately upon filing pursuant to Rule 485(b).

 [X]         on July 31, 2019 pursuant to Rule 485(b).

 [ ]           on (date) pursuant to Rule 485(a)(1).

 [ ]           60 days after filing pursuant to Rule 485 (a)(1).

 [ ]           75 days after filing pursuant to Rule 485 (a)(2).

 [ ]           on (date) pursuant to Rule 485(a)(2).

If appropriate, check the following box:

 [X]       This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Parts A, B and C to DoubleLine Funds Trust’s (the “Registrant”) Post-Effective Amendment No. 66 to the Registration Statement under the Securities Act of 1933, as amended (the “Securities Act”), and Amendment No. 73 to the Registrant’s Registration Statement under the Investment Company Act of 1940, as amended, filed with the Securities and Exchange Commission on May 10, 2019 (the “Post-Effective Amendment”), are incorporated herein by reference.

The Registrant is submitting this post-effective amendment pursuant to Rule 485(b)(1)(iii) under the Securities Act solely to designate July 31, 2019 as the new effective date for the Post-Effective Amendment filed pursuant to Rule 485(a) under the Securities Act on May 10, 2019, which was filed in connection with the registration of Class R6 shares of DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Low Duration Bond Fund, DoubleLine Flexible Income Fund, and DoubleLine Shiller Enhanced CAPE®. The Post-Effective Amendment was scheduled to become effective on July 23, 2019 pursuant to Post-Effective Amendment No. 70 to the Registration Statement under the Securities Act, which was filed with the Securities and Exchange Commission on July 8, 2019 pursuant to Rule 485(b)(1)(iii) under the Securities Act. This Post-Effective Amendment No. 72 relates solely to Class R6 shares of DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Low Duration Bond Fund, DoubleLine Flexible Income Fund, and DoubleLine Shiller Enhanced CAPE®. Information contained in the Registrant’s Registration Statement relating to any other share classes or series of DoubleLine Funds Trust is neither amended nor superseded hereby.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness under Rule 485(b) under the Securities Act of this Post-Effective Amendment No. 72 (the “Amendment”) to its Registration Statement on Form N-1A (the “Registration Statement”) and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Los Angeles and State of California on the 22nd day of July, 2019.

DoubleLine Funds Trust

By:	/s/ Ronald R. Redell
Name:	Ronald R. Redell
Title:	President

Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Name	Capacity	Date

/s/ Ronald R. Redell Ronald R. Redell	President and Trustee	July 22, 2019

/s/ Susan Nichols Susan Nichols	Treasurer and Principal Financial and Accounting Officer	July 22, 2019

/s/ Jeffrey E. Gundlach* Jeffrey E. Gundlach	Trustee	July 22, 2019

/s/ Joseph J. Ciprari* Joseph J. Ciprari	Trustee	July 22, 2019

/s/ John C. Salter* John C. Salter	Trustee	July 22, 2019

/s/ Raymond B. Woolson* Raymond B. Woolson	Trustee	July 22, 2019

*By:	/s/ Cris Santa Ana
Cris Santa Ana Attorney-In-Fact Date: July 22, 2019